SALARIES AND SOCIAL SECURITY PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
SALARIES AND SOCIAL SECURITY PAYABLES
Schedule of salaries and social security payables

	As of December 31,
Current	2024	2023
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	255,769	231,238
Termination benefits	20,194	10,828
	275,963	242,066

Non-current
Termination benefits	11,548	9,904
	11,548	9,904
Total salaries and social security payables	287,511	251,970